REVENUE (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Service revenue, related party	$ 1,493,829	$ 2,370,192
Global Joy Trip Technology (Beijing) Co Limited [Member]
System services fees from related party		As per the services agreement , which will be 0.5% of the actual Gross Merchandise Volume (“GMV”) during trial period and subsequently 2% - 3.5% of GMV pay to the Company as the system service fee.
Service revenue, related party	$ 1,493,829	$ 2,370,192